TOTAL OPERATING COSTS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
TOTAL OPERATING COSTS
TOTAL OPERATING COSTS
The following table outlines the significant cost items by nature within operating costs for the years presented:

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Cost of inventory recognised as an expense	5,021	4,194	2,920
Write-down of inventories (Note 7)	25	28	17
Employee costs(A)	1,719	1,411	932
Distribution costs	595	514	232
Depreciation of property, plant and equipment, excluding restructuring	426	321	215
Amortisation of intangible assets (Note 5)	47	39	26
Out of period mark-to-market effects on undesignated derivatives	(6)	(35)	26
Merger related costs	4	126	40
Restructuring charges, including accelerated depreciation(B)	235	286	18
Gain on sale of distribution centre in Great Britain	—	—	(9)

(A)	Employee Costs

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Wages and salaries	1,317	1,059	653
Social security costs	290	234	152
Pension and other employee benefits	112	118	127
Total staff costs	1,719	1,411	932
Directors’ remuneration information is disclosed in the Directors Remuneration Report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2017	2016	2015
	No. in thousands	No. in thousands	No. in thousands
Commercial	7.7	6.1	3.5
Supply chain	13.5	10.8	6.4
Support functions	2.3	2.2	1.6
Total average staff employed	23.5	19.1	11.5

The average number of persons employed by the Group reflects only CCE employees for the full year 2015 and from 1 January to 27 May, 2016. From 28 May through to 31 December 2016, and for the full year 2017, the average number reflects CCEP employees.

(B)	Restructuring

	31 December 2017	31 December 2016	31 December 2015
	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 21)	186	260	17
Amount of provision reversed unused (Note 21)	(22)	(6)	(5)
Accelerated depreciation and non-cash costs	33	24	6
Other cash costs	38	8	—
Total	235	286	18

Restructuring costs charged in arriving at operating profit for the years presented include restructuring costs arising under projects, including the CCE Business Transformation Programme, Belgium Supply Chain Optimisation Programme, Germany Restructuring Programme and the CCEP Integration and Synergy Programme. The CCE Business Transformation Programme was substantially complete by 31 December 2015.
CCEP Integration and Synergy Programme
In 2016, the Group announced several restructuring proposals to facilitate and enable the integration of CCE, CCIP and CCEG following the Merger. Restructuring activities include those related to supply chain improvements such as network optimisation, productivity initiatives, continued facility rationalisation in Germany and end to end supply chain organisational design. Restructuring plans also include transferring of Germany transactional related activities to the Company’s shared services centre in Bulgaria and other central function initiatives. The Group also initiated the relocation of Atlanta-based headquarters roles to Europe. In 2017, the Group announced additional restructuring proposals, including the optimisation of manufacturing, warehouse and labour productivity, cold-drink operational practices and facilities, further facility rationalisation in Germany and supply chain organisational design improvements such as route-to-market. These proposals also include the transfer of additional activities to the Group’s shared services centre in Bulgaria and other central function initiatives. During the years ended 31 December 2017 and 31 December 2016, the Group recorded total expenses related to this programme of €215 million and €182 million, respectively. The total expenditure over the life of the programme is expected to be between €475 million and €500 million. The programme is expected to be substantially completed by 31 December 2018.
Germany Restructuring Programme and Iberia Inflight Initiatives
At the time of the Merger, the Group assumed ongoing restructuring initiatives in both Germany and Iberia. In Germany, these initiatives principally related to improving the efficiency and effectiveness of the supply chain organisation. On 1 March 2016, CCEG announced its intent to close two production sites, six distribution sites and to phase out a refillable PET production line. In addition, CCEG announced its intent to restructure parts of its finance, human resources, marketing and sales departments. At the Merger date, there was approximately €228 million of restructuring provisions recorded in the opening balance sheet of Germany related to this and other programmes. Subsequent to the Merger, and through the years ended 31 December 2017 and 31 December 2016, the Group recorded additional expense of €23 million and €76 million, primarily related to severance costs. This programme was substantially completed by 31 December 2017.
Belgium Supply Chain Optimisation Programme
The project in Belgium commenced in the second half of 2015 and related to the relocation and restructuring of certain production operations designed to optimise the efficiency and effectiveness of the supply chain within Belgium. During the year ended 31 December 2017, the Group recorded reversals of expense of €3 million, and during the year ended 31 December 2016, the Group recorded expense of €32 million related to this programme. This programme was substantially completed by 31 December 2017.

Auditor’s remuneration
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2017	31 December 2016	31 December 2015
	€ thousand	€ thousand	€ thousand
Audit of parent company and consolidated financial statements(A)	2,383	4,932	1,602
Audit of the company’s subsidiaries	4,167	3,800	1,697
Total audit	6,550	8,732	3,299
Audit related assurance services(B)	1,187	1,512	3,218
Other assurance services	115	138	3
Total audit and audit-related assurance services	7,852	10,382	6,520
Taxation advisory services(C)	—	508	—
All other services(D)	90	3	2
Total non-audit or non-audit-related assurance services	90	511	2
Total audit and all other fees	7,942	10,893	6,522

(A)	Fees in respect of the audit of the accounts of CCEP plc (and its predecessor CCE, Inc.), including the Group's consolidated financial statements.

(B)
Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transaction entered into with CCE, TCCC, CCIP and CCEG, IFRS advisory services, issuance of comfort letters for debt issuances, certain accounting consultations and other attest engagements.

(C)
Includes fees for tax advisory services related to tax advice provided in conjunction with the Merger transaction and its related US tax implications and tax advisory services, including transfer pricing and VAT advisory work, in the Company’s subsidiaries.

(D)	Represents fees for a cultural diagnostic assessment survey, subscription fees to an on-line accounting research tool, IFRS training courses and other services.